Segment Reporting	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

20. SEGMENT REPORTING

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue, significant expenses and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. The Group does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Historically, the Group determined it operates in three segments: (1) sales of battery cells, packs and solar cells, (2) sales of electronic control system and (3) others, which mainly included the sales of second-hand machinery, the provision of maintenance services and photovoltaic engineering contracting.

During the six months ended March 31, 2026, the Group commenced solar cell trading activities. The solar cell trading activities were managed together with the Group’s existing product sales activities and were not reviewed by the CODM as a separate operating segment. The CODM did not receive separate operating results or asset information for the solar cell trading activities for purposes of resource allocation or performance assessment. Accordingly, the Group did not identify solar cell trading as a separate operating segment for the six months ended March 31, 2026. The related revenue was included in the battery cells, packs and solar cells sales segment.

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the six months ended March 31, 2025, and 2026:

	Six months Ended March 31, 2025
	Battery cells, packs and solar cells segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,518,183	$636,356	$410,828	$6,565,367
Segment loss before tax and share of loss of equity method investments	(88,207)	(95,106)	(729,628)	(912,941)
Segment gross profit margin	4.5%	41.7%	38.9%	10.2%

	Six months Ended March 31, 2026
	Battery cells, packs and solar cells segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,258,770	$647,498	$456,808	$6,363,076
Segment loss before tax and share of loss of equity method investments	(1,310,287)	(32,194)	(2,326,575)	(3,669,056)
Segment gross profit margin	1.9%	21.8%	31.3%	6.0%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2025 and 2026:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net revenues
Battery cells, packs and solar cells sales	$5,518,183	$5,258,770
Electronic control system sales	636,356	647,498
Others	410,828	456,808
Total net revenues	6,565,367	6,363,076

Cost of revenues
Battery cells, packs and solar cells sales	5,271,930	5,160,692
Electronic control system sales	370,868	506,658
Others	251,101	313,970
Total cost of revenues	5,893,899	5,981,320

Gross profit
Battery cells, packs and solar cells sales	246,253	98,078
Electronic control system sales	265,488	140,840
Others	159,727	142,838
Total Gross profit	671,468	381,756

Reconciliation of profit or loss:
Selling and marketing	(117,772)	(97,096)
General and administrative	(1,200,042)	(3,266,566)
Research and development	(389,572)	(114,186)
Total operating expenses	(1,707,386)	(3,477,848)

Loss from operations	(1,035,918)	(3,096,092)

Other income (expense), net	122,977	(572,964)
Loss from continuing operations before income tax and share of loss of equity method investments	$(912,941)	$(3,669,056)
Loss from discontinued operations before income tax and share of loss of equity method investments	(165,626)	-
Loss before income tax and share of loss of equity method investments	$(1,078,567)	$(3,669,056)